Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(5)	COMMITMENTS AND CONTINGENCIES

Guarantees

We directly guarantee certain obligations under agreements with third parties. At March 31, 2015 and December 31, 2014, we had directly guaranteed $2.1 million and $2.2 million of such obligations, respectively. These guarantees represent the maximum potential amount of future (undiscounted) payments that we could be required to make under the guarantees in the event of default by the guaranteed parties. No amounts were accrued at March 31, 2015 and December 31, 2014.

Other

We are subject to various pending lawsuits and other claims including civil, regulatory, and environmental matters. Certain of these lawsuits and other claims may have an impact on us. These litigation matters may involve indemnification obligations by third parties and/or insurance coverage covering all or part of any potential damage awards against DuPont and/or us. All of the above matters are subject to many uncertainties and, accordingly, we cannot determine the ultimate outcome of the lawsuits at this time.

The potential effects, if any, on the unaudited condensed consolidated financial statements of Axalta will be recorded in the period in which these matters are probable and estimable, and such effects, could be material.

In addition to the aforementioned matters, we are party to various legal proceedings in the ordinary course of business. Although the ultimate resolution of these various proceedings cannot be determined at this time, management does not believe that such proceedings, individually or in the aggregate, will have a material adverse effect on the unaudited condensed consolidated financial statements of Axalta.

(9)	COMMITMENTS AND CONTINGENCIES

Guarantees

In connection with the Acquisition, we assumed certain guarantee obligations which directly guarantee various debt obligations under agreements with third parties related to the following: equity affiliates, customers, suppliers and other affiliated companies.

At December 31, 2014 and 2013, we had directly guaranteed $2.2 million and $1.6 million of such obligations, respectively. These guarantees represent the maximum potential amount of future (undiscounted) payments that we could be required to make under the guarantees in the event of default by the guaranteed parties. No amounts were accrued at December 31, 2014 and 2013.

Product Warranty

We warrant that our products meet standard specifications. Our product warranty liability at December 31, 2014 and 2013 was $0.5 million and $0.6 million, respectively. Estimates for warranty costs are based on historical claims experience.

Operating Lease Commitments

We use various leased facilities and equipment in our operations. The terms for these leased assets vary depending on the lease agreement. Net rental expense under operating leases were $61.6 million and $50.0 million for the Successor years ended December 31, 2014 and 2013, respectively. Net rental expense under operating leases was $4.6 million and $43.6 million for the Predecessor period from January 1, 2013 through January 31, 2013 and the Predecessor year ended December 31, 2012, respectively.

At December 31, 2014, future minimum payments under non-cancelable operating leases were as follows over each of the next five years and thereafter:

Operating Leases
2015	$50.6
2016	35.5
2017	27.6
2018	24.5
2019	22.7
Thereafter	47.7

Total minimum payments	$208.6

Other

We are subject to various pending lawsuits and other claims including civil, regulatory, and environmental matters. Certain of these lawsuits and other claims may impact us. These litigation matters may involve indemnification obligations by third parties and/or insurance coverage covering all or part of any potential damage awards against DuPont and/or us. All of the above matters are subject to many uncertainties and, accordingly, we cannot determine the ultimate outcome of the lawsuits at this time.

The potential effects, if any, on the consolidated financial statements of Axalta will be recorded in the period in which these matters are probable and estimable, and such effects, could be material.

In addition to the aforementioned matters, we are party to various legal proceedings in the ordinary course of business. Although the ultimate resolution of these various proceedings cannot be determined at this time, management does not believe that such proceedings, individually or in the aggregate, will have a material adverse effect on the consolidated financial statements of Axalta.